Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Companies accounted for under the equity method	$ 125,816	$ 122,237
Companies accounted for on a cost basis	5,546	4,245
Investments in affiliated companies	$ 131,362	$ 126,482